Right-of-Use Assets - Schedule of Company’s Maturity Analysis of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Company’s Maturity Analysis of Operating Lease Liabilities [Abstract]
By June 30, 2026	$ 708,954
By June 30, 2027	670,571
By June 30, 2028	690,656
By June 30, 2029	471,991
Total lease payment	2,542,172
Less: imputed interest	(209,216)
Present value of operating lease liabilities	2,332,956	$ 2,884,288
Less: current obligation	(613,447)
Long-term obligation at June 30, 2025	$ 1,719,509